Consolidated statements of cash flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Profit/(loss) for the year		€ 1,288	€ 4,385	€ (24,906)
Adjustments for:
Depreciation		20,619	20,281	23,258
Amortization		1,031	1,090	907
Impairment of non-financial assets		890	1,188	2,450
(Gain)/loss on sale of property, plant and equipment		(39)	(2,084)	1,049
Deferred income for capital grants		(1,473)	(1,306)	(1,242)
Rent concessions		(635)	(1,515)	(1,799)
Interest expenses		6,474	4,717	5,962
Unrealised foreign exchange (gains)/losses		(1,454)	454	(486)
(Gain) from loss of control in a former subsidiary			(5,026)
Share of (profit)/loss of equity-method investees		(356)	(3,561)	(1,455)
Tax expense		2,273	4,389	4,341
Total adjustment		27,330	18,627	32,985
Inventories		10,091	(16,000)	4,805
Trade and other receivables		(1,242)	(5,847)	(7,059)
Other assets		4,302	(2,690)	1,088
Trade and other payables		(7,758)	13,055	17,761
Contract liabilities		(4,052)	4,019	1,080
Provisions		(865)	(4,608)	(703)
One-time termination benefit payments		(42)	(275)	(3,849)
Employees’ leaving entitlement		(446)	(940)	(396)
Total changes		(12)	(13,286)	12,727
Cash provided by (used in) operating activities		28,606	9,726	20,806
Interest paid		(5,696)	(4,966)	(4,684)
Income taxes paid		(4,203)	(4,223)	(3,854)
Net cash provided by (used in) operating activities		18,707	537	12,268
Cash flows from investing activities:
Additions		(8,432)	(3,515)	(2,083)
Disposals		624	4,511	2,888
Intangible assets		(1,174)	(1,476)	(792)
Government grants received for PPE			507
Dividends from equity-accounted investees		3,697	1,744	2,335
Purchase of business, net of cash acquired		(461)	(270)
Disposal of a business, net of cash disposed of		1,100	5,515
Net cash provided by (used in) investing activities		(4,646)	7,016	2,348
Cash flows from financing activities:
Proceeds		4,038	5,873	875
Repayments		(4,473)	(4,788)	(2,675)
Short-term borrowings		(7,424)	6,210	6,518
Payment of lease liabilities		(10,049)	(10,090)	(9,907)
Proceeds from increase in share capital		55
Dividends distribution to non-controlling interests		(551)	(545)	(388)
Capital contribution by non-controlling interests		4,870	1,324
Net cash provided by (used in) financing activities		(13,534)	(2,016)	(5,577)
Increase (decrease) in cash and cash equivalents		527	5,537	9,039
Cash and cash equivalents as at January 1	[1]	52,249	46,076	37,825
Effect of movements in exchange rates on cash held		(55)	636	(788)
Cash and cash equivalents as at December 31	[1]	€ 52,721	€ 52,249	€ 46,076

[1]	As at December 31, 2022, 2021 and 2020 cash and cash equivalents include bank overdrafts of 1,754, 1,223 and 2,111, respectively, that are repayable on demand and form an integral part of the Group’s cash management.